Summary of Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	$ 5		$ 1	$ 0
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	6
2015	6
2016	6
2017	6
2018	6
Thereafter	47
Lease rights [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	5		5	6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	3
2015	3
2016	3
2017	3
2018	3
Scenario, Previously Reported [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Amortization expense	38	42	48	82
Scenario, Previously Reported [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	475		453
Accumulated Amortization	(272)		(224)
Scenario, Previously Reported [Member] | Lease rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	132		130
Accumulated Amortization	$ (73)		$ (73)
Amortization period (in years)	15 years